Operating Revenue - Summary of Information by Type of Service Rendered (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Passenger	$ 1,003,983	$ 3,904,765	$ 4,074,391
Cargo and mail	707,602	716,731	816,439
Total	1,711,585	4,621,496	4,890,830
Total operating revenues	$ 1,711,585	$ 4,621,496	$ 4,890,830
Total operating revenues	100.00%	100.00%	100.00%
Total operating revenues	$ (2,909,911)	$ (269,334)
Domestic [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Passenger	511,839	2,000,222	$ 2,001,825
Cargo and mail	294,312	285,802	303,343
Total	$ 806,151	$ 2,286,024	$ 2,305,168
Passenger	30.00%	43.00%	41.00%
Cargo and mail	17.00%	6.00%	6.00%
Total	47.00%	49.00%	47.00%
Passenger	$ (1,488,383)	$ (1,603)
Cargo and mail	8,510	(17,541)
Total	(1,479,873)	(19,144)
International [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Passenger	492,144	1,904,542	$ 2,072,566
Cargo and mail	278,302	282,576	315,433
Total	$ 770,446	$ 2,187,118	$ 2,387,999
Passenger	29.00%	41.00%	42.00%
Cargo and mail	16.00%	6.00%	7.00%
Total	45.00%	47.00%	49.00%
Passenger	$ (1,412,398)	$ (168,024)
Cargo and mail	(4,274)	(32,857)
Total	(1,416,672)	(200,881)
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other	$ 134,988	$ 148,354	$ 197,663
Other	8.00%	4.00%	4.00%
Other	$ (13,366)	$ (49,309)